Sale and Leaseback of Vessels	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Sale and Leaseback of Vessels

20. Sale and Leaseback of Vessels

In November and December 2014, the Company sold the vessels Gas Premiership and Gas Cathar and realized a total gain of $780,695. The Company entered into bareboat charter agreements to leaseback the vessels for a period of four years. The charter back agreements are accounted for as operating leases and the gain on the sale was deferred and is being amortized to income over the four-year lease period. On December 16, 2016, the bareboat charter agreement for Gas Cathar was amended resulting in the extension of the charter period to five years and three months from the delivery date and to the reduction of monthly charter hire. For the years ended December 31, 2016, 2017 and 2018, the amortization amounted to $195,574, $195,040 and $190,087, respectively, and is included in Charter hire expenses in the consolidated statements of operations. Lease payments relating to the bareboat charters of the vessels amounted to $4,249,961, $3,719,810 and $3,434,250 for the years ended December 31, 2016, 2017 and 2018 and are included in Charter hire expenses in the consolidated statements of operations. Future lease payments as of December 31, 2018, until the expiry of the charter back agreements, amount to $1,560,000 during 2019 and $390,000 during 2020.